Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
Entity Central Index Key	0001116626
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005451
Shareholder Report [Line Items]
Fund Name	Global Technology Fund
Class Name	Investor Class
Trading Symbol	PRGTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - Investor Class	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global technology stocks advanced, supported by easing trade tensions, resilient earnings momentum in artificial intelligence (AI) and digital advertising, and growing expectations for U.S. Federal Reserve rate cuts later in the year.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2025. NVIDIA benefited from strong demand for its graphics processing units (GPUs) to power AI data centers, including its Blackwell GPUs for large language models and generative AI. Shares were also boosted by a series of partnership announcements and reports that the company may soon be allowed to sell its H200 chips in China. Shares of Broadcom advanced on strong demand for the company’s application-specific integrated chips for hyperscale data centers and solid performance in its infrastructure software business. Investors were also encouraged by its partnership with OpenAI to collaborate on custom AI accelerators.

  Globant, a provider of digital platform and engineering services, and software-as-a-service provider ServiceNow detracted on an absolute basis. Globant shares declined after management issued disappointing 2025 revenue guidance, citing a slowdown in client spending on nonessential information technology projects. ServiceNow shares were pressured by investors’ concerns that advances in AI could reduce demand for the company’s core services.

  We remain focused on applying our adaptable framework to identify companies that provide mission-critical technologies, are participating in secular growth markets, and are demonstrating improving fundamentals at reasonable valuations. This disciplined approach positions us to capitalize on opportunities across all phases throughout the technology sector, including the responsible navigation of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Technology Fund (Investor Class)	27.28%	5.28%	15.77%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	26.37	17.13	21.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,663,004,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 36,075,000
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,663,004 Number of Portfolio Holdings87
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Digital Systems	19.4%
Processors	13.9
Infrastructure and Developer Tool Software	11.8
Consumer Electronics	8.4
Foundry	6.6
Semiconductor Capital Equipment	6.3
Memory	4.6
Payments	2.3
U.S. Internet Media/Advertising	2.2
Other	24.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	19.4%
Apple	8.4
Broadcom	6.8
Microsoft	6.0
Taiwan Semiconductor Manufacturing	6.0
Advanced Micro Devices	3.4
ASML Holding	3.4
Samsung Electronics	2.7
AppLovin	2.2
Databricks	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177214
Shareholder Report [Line Items]
Fund Name	Global Technology Fund
Class Name	I Class
Trading Symbol	PGTIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Technology Fund - I Class	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global technology stocks advanced, supported by easing trade tensions, resilient earnings momentum in artificial intelligence (AI) and digital advertising, and growing expectations for U.S. Federal Reserve rate cuts later in the year.

  Semiconductor companies NVIDIA and Broadcom were top absolute contributors in 2025. NVIDIA benefited from strong demand for its graphics processing units (GPUs) to power AI data centers, including its Blackwell GPUs for large language models and generative AI. Shares were also boosted by a series of partnership announcements and reports that the company may soon be allowed to sell its H200 chips in China. Shares of Broadcom advanced on strong demand for the company’s application-specific integrated chips for hyperscale data centers and solid performance in its infrastructure software business. Investors were also encouraged by its partnership with OpenAI to collaborate on custom AI accelerators.

  Globant, a provider of digital platform and engineering services, and software-as-a-service provider ServiceNow detracted on an absolute basis. Globant shares declined after management issued disappointing 2025 revenue guidance, citing a slowdown in client spending on nonessential information technology projects. ServiceNow shares were pressured by investors’ concerns that advances in AI could reduce demand for the company’s core services.

  We remain focused on applying our adaptable framework to identify companies that provide mission-critical technologies, are participating in secular growth markets, and are demonstrating improving fundamentals at reasonable valuations. This disciplined approach positions us to capitalize on opportunities across all phases throughout the technology sector, including the responsible navigation of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Technology Fund (I Class)	27.48%	5.43%	16.50%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	12.29
MSCI All Country World Index Information Technology Net (Strategy Benchmark)	26.37	17.13	22.47

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,663,004,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 36,075,000
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,663,004 Number of Portfolio Holdings87
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Digital Systems	19.4%
Processors	13.9
Infrastructure and Developer Tool Software	11.8
Consumer Electronics	8.4
Foundry	6.6
Semiconductor Capital Equipment	6.3
Memory	4.6
Payments	2.3
U.S. Internet Media/Advertising	2.2
Other	24.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	19.4%
Apple	8.4
Broadcom	6.8
Microsoft	6.0
Taiwan Semiconductor Manufacturing	6.0
Advanced Micro Devices	3.4
ASML Holding	3.4
Samsung Electronics	2.7
AppLovin	2.2
Databricks	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless